Acquisition of Richmond Mines Ltd. (Schedule of Asset Acquisition) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net assets acquired
Cash and cash equivalents	$ 172.5	$ 220.5	$ 182.8
Equity securities (note 17)	23.9	43.7
Mineral property, plant and equipment	3,108.5	3,101.3
Current liabilities	(157.4)	(146.9)
Deferred tax liability	$ (623.2)	$ (559.9)